BXMX
Nuveen S&P 500 Buy-Write Income Fund
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.2%
	COMMON STOCKS – 99.2% (2)
	Aerospace & Defense – 1.9%
31,830	Boeing Co	$4,747,126
9,566	HEICO Corp	713,719
62,456	Howmet Aerospace Inc	1,003,043
7,494	Huntington Ingalls Industries Inc	1,365,482
14,128	Northrop Grumman Corp	4,274,427
24,288	Raytheon Co	3,185,371
79,569	Raytheon Technologies Corp	7,505,744
	Total Aerospace & Defense	22,794,912
	Air Freight & Logistics – 0.5%
59,898	United Parcel Service Inc, Class B	5,595,671
	Airlines – 0.2%
73,220	United Airlines Holdings Inc, (3)	2,310,091
	Auto Components – 0.1%
10,862	Cooper Tire & Rubber Co	177,051
50,606	Gentex Corp	1,121,429
	Total Auto Components	1,298,480
	Automobiles – 0.2%
422,587	Ford Motor Co	2,041,095
24,260	Harley-Davidson Inc	459,242
427	Tesla Inc, (3)	223,748
	Total Automobiles	2,724,085
	Banks – 3.7%
194,834	Citigroup Inc	8,206,408
26,341	Comerica Inc	772,845
258,661	Fifth Third Bancorp	3,841,116
108,513	First Horizon National Corp	874,615
210,599	JPMorgan Chase & Co	18,960,228
372,650	KeyCorp	3,864,380
240,550	People's United Financial Inc	2,658,078
297,896	Regions Financial Corp	2,672,127
52,320	Zions Bancorp NA	1,400,083
	Total Banks	43,249,880
0

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Beverages – 1.4%
307,680	Coca-Cola Co	$13,614,840
23,448	Keurig Dr Pepper Inc	569,083
40,037	Monster Beverage Corp, (3)	2,252,482
	Total Beverages	16,436,405
	Biotechnology – 2.1%
89,175	AbbVie Inc	6,794,243
3,766	Alnylam Pharmaceuticals Inc, (3)	409,929
36,212	Amgen Inc	7,341,259
11,274	Biogen Inc, (3)	3,566,868
9,243	BioMarin Pharmaceutical Inc, (3)	781,033
5,150	Exact Sciences Corp, (3)	298,700
73,806	Gilead Sciences Inc	5,517,737
	Total Biotechnology	24,709,769
	Building Products – 0.3%
15,922	Allegion plc	1,465,142
62,640	Masco Corp	2,165,465
	Total Building Products	3,630,607
	Capital Markets – 2.1%
98,862	Charles Schwab Corp	3,323,740
26,742	CME Group Inc	4,623,959
42,992	Eaton Vance Corp	1,386,492
57,829	Intercontinental Exchange Inc	4,669,692
9,912	Legg Mason Inc	484,201
8,344	MSCI Inc	2,411,082
22,252	S&P Global Inc	5,452,853
34,832	TD Ameritrade Holding Corp	1,207,277
82,975	Waddell & Reed Financial Inc, Class A	944,256
	Total Capital Markets	24,503,552
	Chemicals – 1.6%
22,547	AdvanSix Inc, (3)	215,098
16,669	Chemours Co	147,854
78,267	Corteva Inc	1,839,275
65,033	Dow Inc	1,901,565
79,715	DuPont de Nemours Inc	2,718,281
57,446	Eastman Chemical Co	2,675,835
44,100	Linde PLC	7,629,300
41,063	Olin Corp	479,205
23,288	RPM International Inc	1,385,636
	Total Chemicals	18,992,049

Shares	Description (1)	Value
	Commercial Services & Supplies – 0.4%
52,712	Waste Management Inc	$4,879,023
	Communications Equipment – 1.1%
24,808	Ciena Corp, (3)	987,607
296,535	Cisco Systems Inc	11,656,791
5,462	Lumentum Holdings Inc, (3)	402,549
27,916	Viavi Solutions Inc, (3)	312,938
	Total Communications Equipment	13,359,885
	Consumer Finance – 0.4%
50,167	Discover Financial Services	1,789,457
98,887	SLM Corp	710,997
111,921	Synchrony Financial	1,800,809
	Total Consumer Finance	4,301,263
	Containers & Packaging – 0.5%
20,367	Avery Dennison Corp	2,074,786
22,123	Crown Holdings Inc, (3)	1,284,019
21,019	Packaging Corp of America	1,825,080
18,945	Sonoco Products Co	878,101
	Total Containers & Packaging	6,061,986
	Diversified Financial Services – 2.3%
133,157	Berkshire Hathaway Inc, Class B, (3)	24,345,094
53,398	Jefferies Financial Group Inc	729,951
35,108	Voya Financial Inc	1,423,630
	Total Diversified Financial Services	26,498,675
	Diversified Telecommunication Services – 2.2%
423,262	AT&T Inc	12,338,087
250,656	Verizon Communications Inc	13,467,747
	Total Diversified Telecommunication Services	25,805,834
	Electric Utilities – 2.1%
136,982	Duke Energy Corp	11,079,104
58,782	Entergy Corp	5,523,745
65,557	Evergy Inc	3,608,913
52,512	OGE Energy Corp	1,613,694
37,051	Pinnacle West Capital Corp	2,808,095
	Total Electric Utilities	24,633,551
	Electrical Equipment – 0.6%
72,303	Emerson Electric Co	3,445,238
8,860	Hubbell Inc	1,016,597
16,930	Rockwell Automation Inc	2,554,906
	Total Electrical Equipment	7,016,741

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components – 0.4%
20,728	CDW Corp	$1,933,300
131,470	Corning Inc	2,700,394
	Total Electronic Equipment, Instruments & Components	4,633,694
	Energy Equipment & Services – 0.2%
90,329	Diamond Offshore Drilling Inc, (3)	165,302
104,621	Halliburton Co	716,654
56,354	Patterson-UTI Energy Inc	132,432
134,181	Schlumberger Ltd	1,810,102
	Total Energy Equipment & Services	2,824,490
	Entertainment – 2.0%
46,851	Activision Blizzard Inc	2,786,697
25,959	Netflix Inc, (3)	9,747,605
1,607	Roku Inc, (3)	140,580
112,326	Walt Disney Co	10,850,692
	Total Entertainment	23,525,574
	Equity Real Estate Investment Trust – 2.7%
97,035	American Homes 4 Rent, Class A	2,251,212
85,831	Apartment Investment & Management Co, Class A	3,016,960
123,846	Brandywine Realty Trust	1,302,860
81,089	CubeSmart	2,172,374
83,017	Equity Commonwealth	2,632,469
84,268	Healthcare Realty Trust Inc	2,353,605
88,255	Invitation Homes Inc	1,886,009
19,823	Lexington Realty Trust	196,842
72,585	Prologis Inc	5,833,657
51,162	Sabra Health Care REIT Inc	558,689
33,204	Sun Communities Inc	4,145,519
48,653	Ventas Inc	1,303,900
46,825	Welltower Inc	2,143,649
129,950	Weyerhaeuser Co	2,202,653
	Total Equity Real Estate Investment Trust	32,000,398
	Food & Staples Retailing – 2.0%
3,640	Casey's General Stores Inc	482,263
32,746	Costco Wholesale Corp	9,336,867
55,722	Kroger Co	1,678,347
28,977	US Foods Holding Corp, (3)	513,183
101,024	Walmart Inc	11,478,347
	Total Food & Staples Retailing	23,489,007
	Food Products – 0.9%
24,890	Lamb Weston Holdings Inc	1,421,219

Shares	Description (1)	Value
	Food Products (continued)
155,956	Mondelez International Inc, Class A	$7,810,277
12,100	Post Holdings Inc, (3)	1,003,937
	Total Food Products	10,235,433
	Gas Utilities – 0.4%
42,913	Atmos Energy Corp	4,258,257
2,933	National Fuel Gas Co	109,372
	Total Gas Utilities	4,367,629
	Health Care Equipment & Supplies – 3.6%
137,518	Abbott Laboratories	10,851,545
7,646	Avanos Medical Inc, (3)	205,907
49,755	Baxter International Inc	4,039,609
166,239	Boston Scientific Corp, (3)	5,424,379
12,930	Hill-Rom Holdings Inc	1,300,758
62,503	Hologic Inc, (3)	2,193,855
12,607	IDEXX Laboratories Inc, (3)	3,053,920
11,216	Intuitive Surgical Inc, (3)	5,554,275
108,168	Medtronic PLC	9,754,590
	Total Health Care Equipment & Supplies	42,378,838
	Health Care Providers & Services – 3.0%
21,108	Anthem Inc	4,792,360
40,790	Centene Corp, (3)	2,423,334
31,579	Cigna Corp	5,595,167
8,265	Covetrus Inc, (3)	67,277
87,126	CVS Health Corp	5,169,186
28,251	HCA Healthcare Inc	2,538,352
57,030	UnitedHealth Group Inc	14,222,142
	Total Health Care Providers & Services	34,807,818
	Hotels, Restaurants & Leisure – 1.2%
1,826	Domino's Pizza Inc	591,752
4,278	Dunkin' Brands Group Inc	227,162
33,299	Marriott International Inc, Class A	2,491,098
5,670	Marriott Vacations Worldwide Corp	315,139
54,028	McDonald's Corp	8,933,530
17,028	Wynn Resorts Ltd	1,024,915
	Total Hotels, Restaurants & Leisure	13,583,596
	Household Durables – 0.4%
20,159	Garmin Ltd	1,511,119
32,967	KB Home	596,703
23,685	Newell Brands Inc	314,537
9,507	TopBuild Corp, (3)	681,081

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Household Durables (continued)
12,394	Whirlpool Corp	$1,063,405
	Total Household Durables	4,166,845
	Household Products – 2.1%
99,150	Colgate-Palmolive Co	6,579,594
168,391	Procter & Gamble Co	18,523,010
1,338	Spectrum Brands Holdings Inc	48,663
	Total Household Products	25,151,267
	Industrial Conglomerates – 1.6%
39,098	3M Co	5,337,268
547,039	General Electric Co	4,343,490
67,545	Honeywell International Inc	9,036,845
	Total Industrial Conglomerates	18,717,603
	Insurance – 2.3%
2,535	Alleghany Corp	1,400,207
62,990	Allstate Corp	5,778,073
49,370	Arthur J Gallagher & Co	4,024,149
37,130	CNO Financial Group Inc	460,041
23,577	Fidelity National Financial Inc	586,596
32,421	Genworth Financial Inc, Class A, (3)	107,638
105,472	Hartford Financial Services Group Inc	3,716,833
4,703	Kemper Corp	349,762
39,379	Lincoln National Corp	1,036,455
66,103	Loews Corp	2,302,367
8,821	RenaissanceRe Holdings Ltd	1,317,152
38,705	Travelers Cos Inc	3,845,342
47,980	WR Berkley Corp	2,503,116
	Total Insurance	27,427,731
	Interactive Media & Services – 5.3%
17,158	Alphabet Inc, Class A, (3)	19,936,738
15,679	Alphabet Inc, Class C, (3)	18,231,698
143,804	Facebook Inc, Class A, (3)	23,986,507
	Total Interactive Media & Services	62,154,943
	Internet & Direct Marketing Retail – 4.3%
23,457	Amazon.com Inc, (3)	45,734,582
2,975	Booking Holdings Inc, (3)	4,002,327
	Total Internet & Direct Marketing Retail	49,736,909
	IT Services – 5.6%
26,791	Akamai Technologies Inc, (3)	2,451,108
7,598	Alliance Data Systems Corp	255,673
56,919	Automatic Data Processing Inc	7,779,689

Shares	Description (1)	Value
	IT Services (continued)
16,990	Black Knight Inc, (3)	$986,439
52,417	Fidelity National Information Services Inc	6,376,004
68,128	Mastercard Inc, Class A	16,457,000
83,996	PayPal Holdings Inc, (3)	8,041,777
4,691	Twilio Inc, Class A, (3)	419,798
25,712	VeriSign Inc, (3)	4,630,474
113,258	Visa Inc, Class A	18,248,129
	Total IT Services	65,646,091
	Leisure Products – 0.1%
25,861	Mattel Inc, (3)	227,835
7,753	Polaris Inc	373,307
	Total Leisure Products	601,142
	Life Sciences Tools & Services – 1.0%
12,838	Illumina Inc, (3)	3,506,314
27,233	Thermo Fisher Scientific Inc	7,723,279
	Total Life Sciences Tools & Services	11,229,593
	Machinery – 1.2%
49,671	Caterpillar Inc	5,763,823
53,690	Graco Inc	2,616,314
25,709	Parker-Hannifin Corp	3,335,228
21,492	Stanley Black & Decker Inc	2,149,200
10,383	Timken Co	335,786
4,597	Woodward Inc	273,246
	Total Machinery	14,473,597
	Media – 1.2%
282,270	Comcast Corp, Class A	9,704,442
25,477	New York Times Co, Class A	782,399
79,467	News Corp, Class A	713,216
41,813	Omnicom Group Inc	2,295,534
	Total Media	13,495,591
	Metals & Mining – 0.4%
13,907	Barrick Gold Corp	254,776
56,659	Newmont Corp	2,565,519
57,177	Nucor Corp	2,059,516
	Total Metals & Mining	4,879,811
	Mortgage Real Estate Investment Trust – 0.1%
221,829	Annaly Capital Management Inc	1,124,673
	Multiline Retail – 0.3%
25,320	Macy's Inc	124,321

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Multiline Retail (continued)
16,563	Nordstrom Inc	$254,076
35,449	Target Corp	3,295,694
	Total Multiline Retail	3,674,091
	Multi-Utilities – 1.2%
67,348	Ameren Corp	4,904,955
17,519	NorthWestern Corp	1,048,162
68,562	Public Service Enterprise Group Inc	3,079,119
52,956	WEC Energy Group Inc	4,667,012
	Total Multi-Utilities	13,699,248
	Oil, Gas & Consumable Fuels – 2.4%
34,337	Cenovus Energy Inc	69,361
18,536	Cheniere Energy Inc, (3)	620,956
113,576	Chevron Corp	8,229,717
22,578	CNX Resources Corp, (3)	120,115
83,799	ConocoPhillips	2,581,009
22,717	Continental Resources Inc	173,558
261,550	Exxon Mobil Corp	9,931,054
38,804	Hess Corp	1,292,173
42,055	Marathon Petroleum Corp	993,339
17,934	Ovintiv Inc	48,422
37,257	Phillips 66	1,998,838
42,588	Suncor Energy Inc	672,890
38,651	Valero Energy Corp	1,753,209
	Total Oil, Gas & Consumable Fuels	28,484,641
	Pharmaceuticals – 5.6%
25,259	Allergan PLC	4,473,369
142,852	Bristol-Myers Squibb Co	7,962,571
61,081	Eli Lilly & Co	8,473,156
158,366	Johnson & Johnson	20,766,534
166,327	Merck & Co Inc	12,797,199
349,586	Pfizer Inc	11,410,487
	Total Pharmaceuticals	65,883,316
	Professional Services – 0.3%
2,639	CoStar Group Inc, (3)	1,549,647
9,803	ManpowerGroup Inc	519,461
25,509	TransUnion	1,688,186
	Total Professional Services	3,757,294
	Road & Rail – 0.9%
8,512	Canadian Pacific Railway Ltd	1,869,150
4,425	Lyft Inc, Class A, (3)	118,811

Shares	Description (1)	Value
	Road & Rail (continued)
32,908	Norfolk Southern Corp	$4,804,568
20,937	Old Dominion Freight Line Inc	2,748,191
16,520	Uber Technologies Inc, (3)	461,238
	Total Road & Rail	10,001,958
	Semiconductors & Semiconductor Equipment – 4.5%
72,738	Advanced Micro Devices Inc, (3)	3,308,124
81,004	Applied Materials Inc	3,711,603
26,083	Broadcom Inc	6,184,279
265,662	Intel Corp	14,377,628
15,170	Lam Research Corp	3,640,800
33,828	Marvell Technology Group Ltd	765,528
80,983	Micron Technology Inc, (3)	3,406,145
36,910	NVIDIA Corp	9,729,476
15,741	NXP Semiconductors NV	1,305,401
67,618	ON Semiconductor Corp, (3)	841,168
84,082	QUALCOMM Inc	5,688,147
	Total Semiconductors & Semiconductor Equipment	52,958,299
	Software – 8.6%
32,655	Adobe Inc, (3)	10,392,127
22,938	Autodesk Inc, (3)	3,580,622
552	CDK Global Inc	18,133
423,123	Microsoft Corp	66,730,728
148,455	Oracle Corp	7,174,830
3,531	Palo Alto Networks Inc, (3)	578,943
57,432	salesforce.com Inc, (3)	8,269,060
12,353	ServiceNow Inc, (3)	3,540,123
1,277	Zoom Video Communications Inc, Class A, (3)	186,595
	Total Software	100,471,161
	Specialty Retail – 2.6%
8,358	American Eagle Outfitters Inc	66,446
22,501	Best Buy Co Inc	1,282,557
4,047	Burlington Stores Inc, (3)	641,288
21,763	CarMax Inc, (3)	1,171,502
3,114	Five Below Inc, (3)	219,163
71,737	Home Depot Inc	13,394,015
65,156	Lowe's Cos Inc	5,606,674
34,481	Ross Stores Inc	2,998,813
96,004	TJX Cos Inc	4,589,951
	Total Specialty Retail	29,970,409

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Technology Hardware, Storage & Peripherals – 5.3%
236,786	Apple Inc	$60,212,312
10,410	Dell Technologies Inc, Class C, (3)	411,715
27,940	NetApp Inc	1,164,819
	Total Technology Hardware, Storage & Peripherals	61,788,846
	Textiles, Apparel & Luxury Goods – 0.4%
6,689	Kontoor Brands Inc	128,228
6,240	Lululemon Athletica Inc, (3)	1,182,792
61,227	VF Corp	3,311,156
	Total Textiles, Apparel & Luxury Goods	4,622,176
	Thrifts & Mortgage Finance – 0.0%
65,278	MGIC Investment Corp	414,515
	Tobacco – 1.2%
153,069	Altria Group Inc	5,919,178
108,780	Philip Morris International Inc	7,936,589
	Total Tobacco	13,855,767
	Trading Companies & Distributors – 0.1%
45,607	HD Supply Holdings Inc, (3)	1,296,607
	Wireless Telecommunication Services – 0.1%
73,195	Sprint Corp, (3)	630,941
	Total Long-Term Investments (cost $660,310,310)	1,160,964,001

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 7.3%
	REPURCHASE AGREEMENTS – 7.3%
$85,260	Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/31/20, repurchase price $85,260,186, collateralized by $79,805,000, U.S. Treasury Notes, 2.875%, due 9/30/23, value $86,968,776	0.000%	4/01/20	$85,260,186
	Total Short-Term Investments (cost $85,260,186)			85,260,186
	Total Investments (cost $745,570,496) – 106.5%			1,246,224,187
	Other Assets Less Liabilities – (6.5)% (4)			(75,774,865)
	Net Assets Applicable to Common Shares – 100%			$1,170,449,322
Investments in Derivatives
Options Written
Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
S&P 500® Index	Call	(497)	$(126,735,000)	$2,550	4/17/20	$(5,780,110)

Options Written
Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
S&P 500® Index	Call	(497)	(127,977,500)	$2,575	4/17/20	(5,012,245)
S&P 500® Index	Call	(497)	(129,220,000)	2,600	4/17/20	(4,289,110)
S&P 500® Index	Call	(488)	(129,320,000)	2,650	4/17/20	(2,932,880)
S&P 500® Index	Call	(487)	(129,055,000)	2,650	4/24/20	(3,764,510)
S&P 500® Index	Call	(497)	(134,190,000)	2,700	4/30/20	(3,208,135)
S&P 500® Index	Call	(497)	(124,250,000)	2,500	5/15/20	(9,994,670)
S&P 500® Index	Call	(489)	(123,472,500)	2,525	5/15/20	(9,029,385)
S&P 500® Index	Call	(498)	(126,990,000)	2,550	5/15/20	(8,398,770)
Total Options Written (premiums received $63,252,358)		(4,447)	$(1,151,210,000)			$(52,409,815)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,160,964,001	$ —	$ —	$1,160,964,001
Short-Term Investments:
Repurchase Agreements	—	85,260,186	—	85,260,186
Investments in Derivatives:
Options Written	(52,409,815)	—	—	(52,409,815)
Total	$1,108,554,186	$85,260,186	$ —	$1,193,814,372

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	The Fund may designate up to 100% of its common stock investments to cover outstanding options written.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(5)	Exchange-traded, unless otherwise noted.
(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
REIT	Real Estate Investment Trust
S&P	Standard & Poor's